Trade and other receivables	12 Months Ended
Dec. 31, 2017
Disclosure of trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
Note 10 Trade and other receivables

The trade and other receivables are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivables:
Chile operating segment	159,465,654	-	145,670,490	-
International business operating segment	62,587,204	-	63,602,409	-
Wines operating segment	40,284,490	-	42,958,093	-
Impairment loss estimate	(4,154,752)	-	(3,837,914)	-
Total commercial debtors	258,182,596	-	248,393,078	-
Others accounts receivables (1)	28,031,002	3,330,606	32,395,055	3,563,797
Total other accounts receivable	28,031,002	3,330,606	32,395,055	3,563,797
Total	286,213,598	3,330,606	280,788,133	3,563,797

(1)
As of December 31, 2017, this item mainly includes ThCh$ 2,411,833 (ThCh$ 2,898,277 in 2016) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see Note 1, letter (b)).

The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chilean Peso	183,948,334	179,896,747
Argentine Peso	54,882,590	56,773,947
US Dollar	27,810,990	24,451,001
Euro	9,326,882	7,025,446
Unidad de Fomento	2,590,736	3,613,395
Uruguayan Peso	4,372,909	5,304,719
Paraguayan Guaraní	5,495,532	6,030,014
Others Currencies	1,116,231	1,256,661
Total	289,544,204	284,351,930

The detail of the accounts receivable maturities as of December 31, 2017, is detailed as follows:

			Overdue balances
	Total	Current balance	0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivables:
Chile operating segment	159,465,654	150,256,296	4,960,461	1,037,876	1,358,009	1,853,012
International business operating segment	62,587,204	56,180,536	4,978,409	595,173	318,551	514,535
Wines operating segment	40,284,490	36,270,918	3,347,465	219,135	224,487	222,485
Impairment loss estimate	(4,154,752)	-	(421,560)	(695,114)	(1,001,699)	(2,036,379)
Total commercial debtors	258,182,596	242,707,750	12,864,775	1,157,070	899,348	553,653
Others accounts receivables	28,031,002	27,768,858	97,052	165,092	-	-
Total other accounts receivable	28,031,002	27,768,858	97,052	165,092	-	-
Total current	286,213,598	270,476,608	12,961,827	1,322,162	899,348	553,653
Others accounts receivables	3,330,606	3,330,606	-	-	-	-
Total non-current	3,330,606	3,330,606	-	-	-	-

The detail of the accounts receivable maturities as of December 31, 2016, is detailed as follows:

			Overdue balances
	Total	Current balance	0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivables:
Chile operating segment	145,670,490	134,545,838	8,090,616	1,136,211	638,417	1,259,408
International business operating segment	63,602,409	55,231,951	7,521,071	130,299	275,300	443,788
Wines operating segment	42,958,093	39,499,120	3,028,707	208,628	137,671	83,967
Impairment loss estimate	(3,837,914)	-	(1,130,545)	(478,707)	(542,389)	(1,686,273)
Total commercial debtors	248,393,078	229,276,909	17,509,849	996,431	508,999	100,890
Others accounts receivables	32,395,055	31,917,416	186,213	291,426	-	-
Total other accounts receivable	32,395,055	31,917,416	186,213	291,426	-	-
Total current	280,788,133	261,194,325	17,696,062	1,287,857	508,999	100,890
Others accounts receivables	3,563,797	3,563,797	-	-	-	-
Total non-current	3,563,797	3,563,797	-	-	-	-

The Company markets its products through wholesale customers, retail and supermarket chains. As of December 31, 2017, the accounts receivable from the three most important supermarket chains in Chile and Argentina represent 28.1% (27.1% in 2016) of the total accounts receivable.

As indicated in the Risk management note (Note 5), for Credit Risk purposes, the Company acquires credit insurance policies to cover approximately 90% and 99% of the significant accounts receivable balances domestic and export, respectively, of the total of the account receivables. Regarding amounts aged more than 6 months and for which no allowances have been constituted, they correspond mainly to amounts already covered by the credit insurance policies. In addition, there are amounts overdue within ranges for which, in accordance with current policies are only partially impaired for, based on a case by case analysis.

For the above mentioned, management estimates that it does not require establishing allowances for further deterioration, in addition to those already constituted based on an aging analysis of these balances.

The write-offs of our doubtful clients are once all pre-trial and judicial, efforts have been made and exhausted all means of payment, with the proper demonstration of the insolvency of customers. This process of punishment normally takes more than 1 year.

The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Balance at the beginning of year	(3,837,914)	(3,936,871)
Impairment estimate for accounts receivable	(1,948,264)	(1,352,722)
Uncollectible accounts	634,256	219,222
Add back of unused provisions	832,704	1,031,841
Effect of translation into presentation currency	164,466	200,616
Total	(4,154,752)	(3,837,914)